Balance Sheets (Unaudited) (Quarterly Report [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012
Quarterly Report [Member]
CURRENT ASSETS
Cash	$ 452,116	$ 927,895
Accounts receivable, net		137,471
Refundable income taxes	69,585	69,585
Prepaid expenses and other current assets	483,242	421,197
Total current assets	1,004,943	1,556,148
Property and equipment, net	5,953	11,824
Other assets
Deposits	6,000	6,000
Other assets	184,961	144,222
TOTAL ASSETS	1,201,857	1,718,194
CURRENT LIABILITIES
Accounts payable and accrued liabilities	72,455	61,012
Accrued legal settlement	79,379	79,379
Loans payable - related parties	7,000	7,000
Total current liabilities	158,834	147,391
TOTAL LIABILITIES	158,834	147,391
Stockholders Equity
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 250,000 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	25	25
Common stock, $0.0001 par value, 100,000,000 shares authorized, 48,612,365 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively.	4,861	4,861
Additional paid-in capital	137,114	137,114
Retaining earnings	901,023	1,428,803
Total Stockholders Equity	1,043,023	1,570,803
Total Liabilities and Stockholders Equity	$ 1,201,857	$ 1,718,194